Concentration Risk (Details)	12 Months Ended
Dec. 31, 2024
Customer Concentration Risk [Member] | Single Customer [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Customer Concentration Risk [Member] | Single Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%